FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Estimated fair value of loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Foreign | Assets Financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Estimated fair values financial liabilities		R$ 138,644
Foreign | IFC - International Finance Corporation
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	SOFR
Estimated fair values financial liabilities	R$ 3,198,761
Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Estimated fair values financial liabilities	R$ 75,703,064	70,943,615
Loans, financing and debentures | Foreign | Bonds
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	Secondary Market
Estimated fair values financial liabilities	R$ 38,703,379	40,309,832
Loans, financing and debentures | Foreign | Export credits ("export prepayment")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	SOFR
Estimated fair values financial liabilities	R$ 17,783,760	17,724,315
Loans, financing and debentures | Foreign | Assets Financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	SOFR
Estimated fair values financial liabilities	R$ 278,107
Loans, financing and debentures | Foreign | BNDES | Currency basket
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities		10,866
Loans, financing and debentures | Domestic (Brazil) | Export credits ("export prepayment")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 824,035	1,320,415
Loans, financing and debentures | Domestic (Brazil) | Assets Financing | Currency basket
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Estimated fair values financial liabilities	R$ 75,622
Loans, financing and debentures | Domestic (Brazil) | BNDES | Currency basket
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Loans, financing and debentures | Domestic (Brazil) | BNDES | TJLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 215,458	292,487
Loans, financing and debentures | Domestic (Brazil) | BNDES | TLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 2,712,762	1,393,010
Loans, financing and debentures | Domestic (Brazil) | BNDES | Fixed
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 3,903	21,656
Loans, financing and debentures | Domestic (Brazil) | BNDES | SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 686,798	575,129
Loans, financing and debentures | Domestic (Brazil) | CRA contract
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1/IPCA
Estimated fair values financial liabilities		1,835,336
Loans, financing and debentures | Domestic (Brazil) | Debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 8,881,277	5,643,440
Loans, financing and debentures | Domestic (Brazil) | NCE ("Export Credit Notes")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 110,396	1,384,396
Loans, financing and debentures | Domestic (Brazil) | NCR ("Rural Credit Notes")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 2,228,806	R$ 294,089